UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08464

Investment Company Act File Number

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

High Income Opportunities Portfolio

July 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 85.9%

Security	Principal Amount* (000’s omitted)	Value
Aerospace — 1.2%
BBA US Holdings, Inc., 5.375%, 5/1/26(1)	398	$401,976
Bombardier, Inc., 6.00%, 10/15/22(1)	2,200	2,224,750
Bombardier, Inc., 6.125%, 1/15/23(1)	285	290,344
Bombardier, Inc., 7.50%, 12/1/24(1)	2,440	2,601,650
Bombardier, Inc., 7.50%, 3/15/25(1)	750	791,250
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,157,111
TransDigm, Inc., 6.375%, 6/15/26	1,435	1,445,763
TransDigm, Inc., 6.50%, 7/15/24	3,965	4,069,081
TransDigm, Inc., 6.50%, 5/15/25	440	450,032
TransDigm UK Holdings PLC, 6.875%, 5/15/26(1)	1,585	1,628,587

		$19,060,544

Automotive & Auto Parts — 0.5%
Navistar International Corp., 6.625%, 11/1/25(1)	6,645	$6,977,250
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	420	427,679

		$7,404,929

Banks & Thrifts — 0.7%
Ally Financial, Inc., 3.50%, 1/27/19	240	$240,480
CIT Group, Inc., 5.00%, 8/1/23	4,300	4,369,875
CIT Group, Inc., 5.375%, 5/15/20	55	56,787
CIT Group, Inc., 6.125%, 3/9/28	1,420	1,494,550
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(3)	4,805	5,255,469

		$11,417,161

Broadcasting — 1.5%
CBS Radio, Inc., 7.25%, 11/1/24(1)	1,455	$1,374,248
Netflix, Inc., 4.875%, 4/15/28(1)	640	606,400
Netflix, Inc., 5.50%, 2/15/22	1,790	1,854,887
Netflix, Inc., 5.875%, 2/15/25	2,155	2,214,693
Netflix, Inc., 5.875%, 11/15/28(1)	4,030	4,060,225
Salem Media Group, Inc., 6.75%, 6/1/24(1)	2,650	2,411,500
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	2,980	2,845,900
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	6,775	7,020,594

		$22,388,447

Building Materials — 0.9%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	851	$797,004
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/23(1)	5,155	5,502,963
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	960	944,400
Standard Industries, Inc., 5.50%, 2/15/23(1)	2,155	2,206,289
Standard Industries, Inc., 6.00%, 10/15/25(1)	3,880	3,947,900

		$13,398,556

Cable/Satellite TV — 5.8%
Altice France S.A., 6.00%, 5/15/22(1)	12,200	$12,589,790
Altice France S.A., 7.375%, 5/1/26(1)	3,020	3,010,562

Security	Principal Amount* (000’s omitted)		Value
Altice France S.A., 8.125%, 2/1/27(1)		3,090	$3,159,525
Altice Luxembourg S.A., 7.75%, 5/15/22(1)		6,315	6,307,106
Altice US Finance I Corp., 5.375%, 7/15/23(1)		970	980,913
Altice US Finance I Corp., 5.50%, 5/15/26(1)		4,205	4,136,669
Cablevision Systems Corp., 5.875%, 9/15/22		3,710	3,728,550
Cablevision Systems Corp., 8.00%, 4/15/20		5,451	5,731,999
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)		1,895	1,783,669
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22		2,165	2,190,709
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)		3,855	3,797,175
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		2,010	2,035,125
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)		2,725	2,716,280
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)		4,090	4,171,800
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)		235	235,996
CSC Holdings, LLC, 5.25%, 6/1/24		385	371,525
CSC Holdings, LLC, 6.75%, 11/15/21		5,020	5,245,900
CSC Holdings, LLC, 10.125%, 1/15/23(1)		2,475	2,728,687
CSC Holdings, LLC, 10.875%, 10/15/25(1)		3,862	4,489,575
DISH DBS Corp., 5.875%, 7/15/22		1,970	1,849,338
DISH DBS Corp., 5.875%, 11/15/24		420	351,750
DISH DBS Corp., 6.75%, 6/1/21		685	691,850
DISH DBS Corp., 7.75%, 7/1/26		1,395	1,224,113
UPC Holding B.V., 5.50%, 1/15/28(1)		3,875	3,565,000
Virgin Media Finance PLC, 5.75%, 1/15/25(1)		1,930	1,819,025
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)		2,610	2,463,187
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		4,320	4,125,600
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)		990	930,600
Ziggo Bond Finance B.V., 6.00%, 1/15/27(1)		1,885	1,729,488

			$88,161,506

Capital Goods — 1.3%
BWX Technologies, Inc., 5.375%, 7/15/26(1)		2,479	$2,522,383
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)		545	564,756
Titan Acquisition, Ltd./Titan Co-Borrower, LLC, 7.75%, 4/15/26(1)		7,140	6,406,008
Wabash National Corp., 5.50%, 10/1/25(1)		2,215	2,104,250
Welbilt, Inc., 9.50%, 2/15/24		7,515	8,247,712

			$19,845,109

Chemicals — 2.4%
Chemours Co. (The), 4.00%, 5/15/26	EUR	6,000	$7,095,276
Chemours Co. (The), 7.00%, 5/15/25		2,330	2,504,750
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		2,850	2,739,562
OCI N.V., 5.00%, 4/15/23(4)	EUR	2,000	2,468,252
Olin Corp., 5.00%, 2/1/30		1,625	1,541,719
Platform Specialty Products Corp., 6.50%, 2/1/22(1)		4,125	4,243,594
PQ Corp., 6.75%, 11/15/22(1)		900	948,375
SPCM S.A., 4.875%, 9/15/25(1)		1,185	1,137,600
Tronox, Inc., 6.50%, 4/15/26(1)		3,195	3,187,012
Tronox Finance PLC, 5.75%, 10/1/25(1)		1,830	1,768,238
Valvoline, Inc., 5.50%, 7/15/24		835	845,438
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		1,825	1,697,250
Versum Materials, Inc., 5.50%, 9/30/24(1)		2,790	2,849,287
W.R. Grace & Co., 5.125%, 10/1/21(1)		2,270	2,315,400
W.R. Grace & Co., 5.625%, 10/1/24(1)		525	553,219

			$35,894,972

Security	Principal Amount* (000’s omitted)		Value
Consumer Products — 1.1%
Central Garden & Pet Co., 6.125%, 11/15/23		970	$1,001,525
Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(1)	EUR	6,315	7,559,272
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/26(1)		3,482	3,587,505
Spectrum Brands, Inc., 4.00%, 10/1/26(1)	EUR	1,000	1,165,631
Spectrum Brands, Inc., 5.75%, 7/15/25		3,275	3,283,187

			$16,597,120

Containers — 2.0%
ARD Finance S.A., 6.625%, (6.625% Cash or 7.375% PIK), 9/15/23(5)	EUR	2,585	$3,130,380
ARD Finance S.A., 7.125%, (7.125% Cash or 7.875% PIK), 9/15/23(5)		2,135	2,169,694
ARD Securities Finance S.a.r.l., 8.75%, 1/31/23(1)(5)		5,501	5,528,278
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)		830	817,550
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)		3,625	3,588,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)		4,405	4,608,731
Berry Global, Inc., 6.00%, 10/15/22		1,770	1,816,462
BWAY Holding Co., 5.50%, 4/15/24(1)		750	734,063
Crown Americas, LLC/Crown Americas Capital Corp., V, 4.25%, 9/30/26		1,415	1,283,674
Crown Americas, LLC/Crown Americas Capital Corp., VI, 4.75%, 2/1/26(1)		1,695	1,597,537
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)		3,195	3,254,906
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)		995	1,024,850
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		260	258,869
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21		643	650,059
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)		565	573,122

			$31,036,925

Diversified Financial Services — 2.3%
DAE Funding, LLC, 4.50%, 8/1/22(1)		2,430	$2,399,625
DAE Funding, LLC, 5.00%, 8/1/24(1)		4,055	4,004,312
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		3,825	3,908,653
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25		1,740	1,753,050
MSCI, Inc., 5.75%, 8/15/25(1)		1,275	1,335,563
Navient Corp., 5.50%, 1/15/19		2,490	2,516,768
Navient Corp., 6.75%, 6/15/26		2,890	2,853,875
Navient Corp., 7.25%, 1/25/22		45	47,250
Navient Corp., 8.00%, 3/25/20		6,065	6,413,737
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)		6,390	6,413,962
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)		2,855	2,826,450

			$34,473,245

Diversified Media — 0.6%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22		1,095	$1,119,835
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22		2,125	2,178,125
MDC Partners, Inc., 6.50%, 5/1/24(1)		6,162	5,468,775

			$8,766,735

Energy — 14.3%
Aker BP ASA, 5.875%, 3/31/25(1)		1,460	$1,501,975
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25		1,850	1,799,125
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24		590	584,100
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24		1,465	1,563,316
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24		1,415	1,427,381
Antero Resources Corp., 5.375%, 11/1/21		5,575	5,672,562
Antero Resources Corp., 5.625%, 6/1/23		490	502,250

Security	Principal Amount* (000’s omitted)	Value
Berry Petroleum Co., LLC, 7.00%, 2/15/26(1)	3,090	$3,229,050
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	5,530	5,557,650
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	1,460	1,421,675
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	3,320	3,506,750
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	5,095	5,594,947
Cheniere Energy Partners, L.P., 5.25%, 10/1/25	600	600,000
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	608	643,720
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	11,090	10,729,575
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	4,413	4,534,357
Denbury Resources, Inc., 9.00%, 5/15/21(1)	1,770	1,891,688
Diamondback Energy, Inc., 4.75%, 11/1/24	1,080	1,051,650
Diamondback Energy, Inc., 5.375%, 5/31/25	2,615	2,618,269
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	2,250	2,205,000
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	3,005	2,948,656
Energy Transfer Equity, L.P., 5.875%, 1/15/24	975	1,016,438
Energy Transfer Equity, L.P., 7.50%, 10/15/20	1,780	1,904,600
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(2)(3)	1,630	1,547,481
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(1)	1,370	1,400,825
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	1,845	1,872,675
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	1,370	1,051,475
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	5,525	5,366,156
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	1,250	1,318,750
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	5,735	5,907,050
Gulfport Energy Corp., 6.00%, 10/15/24	1,265	1,227,050
Gulfport Energy Corp., 6.625%, 5/1/23	5,570	5,695,325
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	1,165	1,198,540
Jagged Peak Energy, LLC, 5.875%, 5/1/26(1)	640	630,400
Matador Resources Co., 6.875%, 4/15/23	3,970	4,183,387
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	4,310	4,218,412
Nabors Industries, Inc., 4.625%, 9/15/21	565	557,938
Nabors Industries, Inc., 5.75%, 2/1/25(1)	3,700	3,515,000
Newfield Exploration Co., 5.625%, 7/1/24	2,480	2,616,400
Newfield Exploration Co., 5.75%, 1/30/22	2,400	2,514,000
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	780	784,875
Oasis Petroleum, Inc., 6.875%, 3/15/22	852	870,105
Oasis Petroleum, Inc., 6.875%, 1/15/23	4,625	4,734,844
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	2,315	2,297,638
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	2,625	2,625,000
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	2,055	2,044,725
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	2,935	3,059,737
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	5,755	6,013,975
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	2,155	2,268,138
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	5,230	5,347,675
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(2)(3)	4,120	4,017,000
Precision Drilling Corp., 6.50%, 12/15/21	256	262,215
Precision Drilling Corp., 7.125%, 1/15/26(1)	1,095	1,126,481
Precision Drilling Corp., 7.75%, 12/15/23	195	207,188
QEP Resources, Inc., 5.625%, 3/1/26	3,210	3,101,662
Resolute Energy Corp., 8.50%, 5/1/20	1,195	1,197,988
SESI, LLC, 7.75%, 9/15/24	495	512,325
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	3,860	3,715,250
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	1,890	1,965,600

Security	Principal Amount* (000’s omitted)	Value
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)	5,980	$6,092,125
SM Energy Co., 5.625%, 6/1/25	1,850	1,813,000
SM Energy Co., 6.50%, 1/1/23	2,820	2,876,400
SM Energy Co., 6.75%, 9/15/26	2,249	2,299,602
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23(1)	2,140	2,108,371
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 2/15/26(1)	925	882,219
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	7,405	7,442,025
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26(1)	2,105	2,149,731
Tervita Escrow Corp., 7.625%, 12/1/21(1)	6,435	6,678,565
Transocean, Inc., 7.50%, 1/15/26(1)	1,550	1,588,750
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	2,255	2,283,188
Transocean Pontus, Ltd., 6.125%, 8/1/25(1)	1,550	1,582,953
Trinidad Drilling, Ltd., 6.625%, 2/15/25(1)	3,595	3,505,125
Weatherford International, Ltd., 8.25%, 6/15/23	755	751,225
Weatherford International, Ltd., 9.875%, 2/15/24	1,765	1,800,300
Whiting Petroleum Corp., 5.75%, 3/15/21	500	511,250
Whiting Petroleum Corp., 6.625%, 1/15/26	4,550	4,717,781
WildHorse Resource Development Corp., 6.875%, 2/1/25	5,198	5,288,965
WildHorse Resource Development Corp., 6.875%, 2/1/25(1)	1,560	1,587,300
Williams Cos., Inc. (The), 3.70%, 1/15/23	3,295	3,242,511
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,244	3,276,440
Williams Cos., Inc. (The), 5.75%, 6/24/44	1,495	1,599,650

		$217,555,495

Entertainment/Film — 0.4%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	1,580	$1,544,450
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	500	487,500
Cinemark USA, Inc., 4.875%, 6/1/23	3,945	3,906,734

		$5,938,684

Environmental — 1.3%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	3,075	$3,044,250
Covanta Holding Corp., 5.875%, 3/1/24	2,230	2,235,575
Covanta Holding Corp., 5.875%, 7/1/25	4,607	4,514,860
Covanta Holding Corp., 6.375%, 10/1/22	2,845	2,919,681
GFL Environmental, Inc., 5.375%, 3/1/23(1)	3,715	3,472,410
Hulk Finance Corp., 7.00%, 6/1/26(1)	1,515	1,427,888
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	1,475	1,412,313
Wrangler Buyer Corp., 6.00%, 10/1/25(1)	1,040	982,800

		$20,009,777

Food/Beverage/Tobacco — 1.5%
Dole Food Co., Inc., 7.25%, 6/15/25(1)	4,110	$4,058,625
Pilgrim’s Pride Corp., 5.875%, 9/30/27(1)	1,480	1,383,800
Post Holdings, Inc., 5.00%, 8/15/26(1)	4,490	4,236,046
Post Holdings, Inc., 5.50%, 3/1/25(1)	3,595	3,550,062
Post Holdings, Inc., 5.625%, 1/15/28(1)	2,860	2,734,875
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,042,225
US Foods, Inc., 5.875%, 6/15/24(1)	5,185	5,185,000

		$22,190,633

Gaming — 3.8%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	4,134	$3,989,310
Eldorado Resorts, Inc., 6.00%, 4/1/25	3,360	3,410,400
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	6,855	7,283,437

Security	Principal Amount* (000’s omitted)	Value
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	$854,440
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	555	564,713
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	3,550	3,616,030
International Game Technology PLC, 6.50%, 2/15/25(1)	720	764,143
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	7,230	7,853,587
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	2,015	1,909,233
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	2,890	2,969,475
MGM Resorts International, 5.75%, 6/15/25	3,105	3,146,731
MGM Resorts International, 6.625%, 12/15/21	1,275	1,361,917
MGM Resorts International, 7.75%, 3/15/22	2,585	2,837,037
Scientific Games International, Inc., 10.00%, 12/1/22	2,545	2,726,331
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	4,830	4,986,975
Studio City Co., Ltd., 7.25%, 11/30/21(1)	1,895	1,970,800
Tunica-Biloxi Gaming Authority, 3.78%, 12/15/20(1)	4,774	1,217,310
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	4,724	5,249,821
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	750	706,020
Wynn Macau, Ltd., 5.50%, 10/1/27(1)	329	315,906

		$57,733,616

Health Care — 10.2%
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	1,485	$1,491,965
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	4,055	3,910,034
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	755	710,644
Bausch Health Cos., Inc., 6.50%, 3/15/22(1)	2,855	2,987,615
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	5,755	6,123,320
Bausch Health Cos., Inc., 7.50%, 7/15/21(1)	3,040	3,106,880
Bausch Health Cos., Inc., 8.50%, 1/31/27(1)	3,632	3,739,144
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	3,615	3,845,456
Bausch Health Cos., Inc., 9.25%, 4/1/26(1)	1,420	1,514,075
Carriage Services, Inc., 6.625%, 6/1/26(1)	2,230	2,294,112
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	2,340	2,299,050
Centene Corp., 4.75%, 5/15/22	885	899,381
Centene Corp., 4.75%, 1/15/25	5,365	5,371,706
Centene Corp., 5.375%, 6/1/26(1)	5,880	6,034,350
Centene Corp., 6.125%, 2/15/24	3,740	3,945,700
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	1,175	1,192,625
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	4,175	3,903,625
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(5)	860	870,483
Envision Healthcare Corp., 5.625%, 7/15/22	1,435	1,474,463
Envision Healthcare Corp., 6.25%, 12/1/24(1)	5,681	6,078,670
HCA, Inc., 5.00%, 3/15/24	1,435	1,460,113
HCA, Inc., 5.25%, 6/15/26	2,745	2,793,037
HCA, Inc., 5.875%, 2/15/26	12,010	12,445,362
HCA, Inc., 7.50%, 2/15/22	1,530	1,684,913
HCA Healthcare, Inc., 6.25%, 2/15/21	1,030	1,075,063
Hologic, Inc., 4.375%, 10/15/25(1)	1,405	1,362,443
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	3,684	3,886,620
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	5,765	5,820,863
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	2,360	2,417,631
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	6,430	7,073,000

Security	Principal Amount* (000’s omitted)		Value
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)		18,175	$18,856,562
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(1)(5)		6,430	6,671,125
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		5,800	5,089,500
Teleflex, Inc., 4.625%, 11/15/27		2,310	2,208,937
Teleflex, Inc., 4.875%, 6/1/26		1,740	1,726,950
Teleflex, Inc., 5.25%, 6/15/24		845	874,575
Tenet Healthcare Corp., 6.00%, 10/1/20		2,885	3,007,612
Tenet Healthcare Corp., 6.75%, 6/15/23		2,105	2,144,890
Tenet Healthcare Corp., 7.50%, 1/1/22(1)		1,435	1,508,544
Tenet Healthcare Corp., 8.125%, 4/1/22		1,285	1,373,344
Teva Pharmaceutical Finance Netherlands III B.V., 3.15%, 10/1/26		675	574,027
Teva Pharmaceutical Finance Netherlands III B.V., 6.75%, 3/1/28		2,278	2,435,368
WellCare Health Plans, Inc., 5.25%, 4/1/25		6,970	7,030,987

			$155,314,764

Homebuilders/Real Estate — 1.4%
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)		4,925	$5,011,187
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		4,145	4,031,012
Mattamy Group Corp., 6.50%, 10/1/25(1)		2,880	2,822,400
Mattamy Group Corp., 6.875%, 12/15/23(1)		4,309	4,400,566
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19		1,860	1,871,086
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		2,565	2,558,588

			$20,694,839

Hotels — 0.6%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)		5,260	$5,115,350
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		3,180	3,072,675
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		1,285	1,288,213

			$9,476,238

Insurance — 1.1%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(1)		4,670	$4,856,800
Ardonagh Midco 3 PLC, 8.375%, 7/15/23(4)	GBP	2,000	2,665,788
Ardonagh Midco 3 PLC, 8.375%, 7/15/23(1)	GBP	3,100	4,131,972
Hub International, Ltd., 7.00%, 5/1/26(1)		5,270	5,302,937

			$16,957,497

Leisure — 0.9%
Merlin Entertainments PLC, 5.75%, 6/15/26(1)		1,905	$1,947,862
NCL Corp., Ltd., 4.75%, 12/15/21(1)		2,293	2,301,599
Viking Cruises, Ltd., 5.875%, 9/15/27(1)		8,525	8,397,125
Viking Cruises, Ltd., 6.25%, 5/15/25(1)		1,820	1,835,925

			$14,482,511

Metals/Mining — 4.5%
Alcoa Nederland Holding B.V., 6.125%, 5/15/28(1)		2,115	$2,183,737
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)		1,605	1,715,344
Constellium N.V., 4.25%, 2/15/26(1)	EUR	6,000	7,028,869
Constellium N.V., 5.875%, 2/15/26(1)		2,850	2,814,375
Eldorado Gold Corp., 6.125%, 12/15/20(1)		7,765	7,609,700
First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)		3,590	3,518,200
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)		1,390	1,406,506
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)		4,600	4,640,250
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)		6,155	6,216,550
Freeport-McMoRan, Inc., 3.10%, 3/15/20		840	832,650
Freeport-McMoRan, Inc., 4.55%, 11/14/24		1,685	1,637,609

Security	Principal Amount* (000’s omitted)	Value
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	2,130	$2,201,887
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	2,455	2,550,131
Imperial Metals Corp., 7.00%, 3/15/19(1)	935	818,125
New Gold, Inc., 6.25%, 11/15/22(1)	7,149	6,755,805
New Gold, Inc., 6.375%, 5/15/25(1)	1,505	1,373,313
Novelis Corp., 5.875%, 9/30/26(1)	3,480	3,345,150
Novelis Corp., 6.25%, 8/15/24(1)	2,390	2,401,950
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(1)	3,270	3,392,625
Teck Resources, Ltd., 5.20%, 3/1/42	335	310,713
Teck Resources, Ltd., 5.40%, 2/1/43	1,545	1,456,163
Teck Resources, Ltd., 6.00%, 8/15/40	745	756,175
Teck Resources, Ltd., 8.50%, 6/1/24(1)	2,510	2,771,040

		$67,736,867

Paper — 0.1%
Mercer International, Inc., 5.50%, 1/15/26(1)	1,000	$975,000

		$975,000

Publishing/Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	3,445	$3,208,156

		$3,208,156

Railroad — 0.5%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	7,710	$7,883,475

		$7,883,475

Restaurants — 1.1%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(1)	860	$820,225
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.625%, 1/15/22(1)	1,680	1,680,000
Golden Nugget, Inc., 6.75%, 10/15/24(1)	6,740	6,740,000
Golden Nugget, Inc., 8.75%, 10/1/25(1)	4,500	4,680,000
IRB Holding Corp., 6.75%, 2/15/26(1)	2,360	2,247,900
Yum! Brands, Inc., 3.875%, 11/1/20	855	858,206

		$17,026,331

Retail — 1.4%
L Brands, Inc., 6.875%, 11/1/35	3,235	$2,806,363
Murphy Oil USA, Inc., 5.625%, 5/1/27	1,190	1,187,025
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,114,850
Party City Holdings, Inc., 6.125%, 8/15/23(1)	3,085	3,108,138
Party City Holdings, Inc., 6.625%, 8/1/26(1)(6)	1,345	1,351,725
PVH Corp., 7.75%, 11/15/23	3,385	3,884,287
Sonic Automotive, Inc., 6.125%, 3/15/27	4,675	4,394,500

		$20,846,888

Services — 5.3%
Algeco Global Finance PLC, 8.00%, 2/15/23(1)	1,985	$2,039,588
Aramark Services, Inc., 5.125%, 1/15/24	3,695	3,736,569
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(1)	2,150	2,276,313
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	735	718,463
Cloud Crane, LLC, 10.125%, 8/1/24(1)	4,253	4,603,872
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	3,880	4,132,200
Flexi-Van Leasing, Inc., 10.00%, 2/15/23(1)	3,900	3,656,250
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,262,288
Gartner, Inc., 5.125%, 4/1/25(1)	1,025	1,036,681

Security	Principal Amount* (000’s omitted)		Value
IHS Markit, Ltd., 5.00%, 11/1/22(1)		2,255	$2,326,506
KAR Auction Services, Inc., 5.125%, 6/1/25(1)		3,310	3,235,525
La Financiere Atalian S.A., 5.125%, 5/15/25(4)	EUR	3,705	4,266,948
Laureate Education, Inc., 8.25%, 5/1/25(1)		6,070	6,540,425
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)		9,234	9,903,465
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)		6,665	6,931,600
Sabre GLBL, Inc., 5.25%, 11/15/23(1)		2,535	2,554,012
Sabre GLBL, Inc., 5.375%, 4/15/23(1)		905	914,620
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		5,185	5,496,100
TMS International Corp., 7.25%, 8/15/25(1)		3,275	3,336,406
United Rentals North America, Inc., 4.625%, 7/15/23		2,000	2,012,500
Vizient, Inc., 10.375%, 3/1/24(1)		5,685	6,267,712
West Corp., 8.50%, 10/15/25(1)		4,180	3,657,500

			$80,905,543

Steel — 0.4%
Allegheny Technologies, Inc., 5.95%, 1/15/21		970	$989,060
Allegheny Technologies, Inc., 7.875%, 8/15/23		3,655	3,951,969
Big River Steel, LLC/BRS Finance Corp., 7.25%, 9/1/25(1)		141	146,993
Steel Dynamics, Inc., 5.50%, 10/1/24		505	516,994

			$5,605,016

Technology — 6.3%
Camelot Finance S.A., 7.875%, 10/15/24(1)		2,465	$2,452,675
CommScope, Inc., 5.50%, 6/15/24(1)		2,500	2,534,375
CommScope Technologies, LLC, 5.00%, 3/15/27(1)		3,420	3,296,025
CommScope Technologies, LLC, 6.00%, 6/15/25(1)		4,350	4,502,250
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(1)		2,490	2,616,788
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)		1,310	1,344,289
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)		5,905	6,244,613
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)		4,005	4,306,282
EIG Investors Corp., 10.875%, 2/1/24		4,750	5,189,375
Entegris, Inc., 4.625%, 2/10/26(1)		2,150	2,047,875
First Data Corp., 5.00%, 1/15/24(1)		3,060	3,098,250
First Data Corp., 7.00%, 12/1/23(1)		6,395	6,706,756
Infor (US), Inc., 6.50%, 5/15/22		4,485	4,563,487
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(1)(5)		3,120	3,162,900
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)		3,245	3,301,787
Riverbed Technology, Inc., 8.875%, 3/1/23(1)		7,795	7,327,300
Seagate HDD Cayman, 4.75%, 1/1/25		1,490	1,447,892
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)		8,995	9,478,481
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)		4,430	4,920,656
Symantec Corp., 5.00%, 4/15/25(1)		2,125	2,101,258
Vantiv, LLC/Vanity Issuer Corp., 4.375%, 11/15/25(1)		2,250	2,137,500
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)		2,915	2,761,963
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(1)		5,145	4,347,525
Western Digital Corp., 4.75%, 2/15/26		6,165	6,072,525

			$95,962,827

Telecommunications — 7.1%
CenturyLink, Inc., 6.75%, 12/1/23		2,030	$2,085,825
CenturyLink, Inc., 7.50%, 4/1/24		3,220	3,372,982
Digicel, Ltd., 6.00%, 4/15/21(1)		4,250	3,947,187
DKT Finance ApS, 9.375%, 6/17/23(1)		2,205	2,312,494

Security	Principal Amount* (000’s omitted)	Value
Equinix, Inc., 5.875%, 1/15/26	3,890	$4,031,012
Frontier California, Inc., 6.75%, 5/15/27	895	805,214
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,238,250
Frontier Communications Corp., 7.625%, 4/15/24	285	193,800
Frontier Communications Corp., 10.50%, 9/15/22	1,805	1,647,063
Hughes Satellite Systems Corp., 5.25%, 8/1/26	2,793	2,677,789
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,160,316
Hughes Satellite Systems Corp., 6.625%, 8/1/26	845	806,975
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	4,255	3,930,556
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	3,485	3,672,319
Level 3 Financing, Inc., 5.25%, 3/15/26	2,180	2,106,425
Level 3 Financing, Inc., 5.375%, 1/15/24	2,215	2,198,388
Level 3 Parent, LLC, 5.75%, 12/1/22	750	754,688
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)	799	761,048
SBA Communications Corp., 4.00%, 10/1/22	2,295	2,232,622
SBA Communications Corp., 4.875%, 9/1/24	2,885	2,798,450
Sprint Capital Corp., 6.875%, 11/15/28	5,860	5,654,900
Sprint Communications, Inc., 6.00%, 11/15/22	945	957,701
Sprint Communications, Inc., 7.00%, 8/15/20	2,835	2,969,662
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,852	1,885,799
Sprint Corp., 7.125%, 6/15/24	2,270	2,338,100
Sprint Corp., 7.25%, 9/15/21	5,930	6,248,737
Sprint Corp., 7.625%, 2/15/25	3,285	3,450,235
Sprint Corp., 7.625%, 3/1/26	2,985	3,096,012
Sprint Corp., 7.875%, 9/15/23	16,705	17,853,469
T-Mobile USA, Inc., 4.50%, 2/1/26	2,205	2,075,456
T-Mobile USA, Inc., 4.75%, 2/1/28	2,295	2,130,793
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,280,125
T-Mobile USA, Inc., 6.50%, 1/15/26	6,587	6,924,584
Wind Tre SpA, 5.00%, 1/20/26(1)	2,210	1,995,188
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	2,034,450
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	2,655	2,757,881

		$108,386,495

Transportation Ex Air/Rail — 0.3%
XPO Logistics, Inc., 6.125%, 9/1/23(1)	1,310	$1,350,937
XPO Logistics, Inc., 6.50%, 6/15/22(1)	3,203	3,303,094

		$4,654,031

Utilities — 2.9%
AES Corp. (The), 4.00%, 3/15/21	2,305	$2,307,881
AES Corp. (The), 5.125%, 9/1/27	365	369,563
AES Corp. (The), 5.50%, 4/15/25	263	268,918
AES Corp. (The), 6.00%, 5/15/26	5,725	6,011,250
Calpine Corp., 5.25%, 6/1/26(1)	2,210	2,096,737
Calpine Corp., 5.50%, 2/1/24	620	575,825
Calpine Corp., 5.75%, 1/15/25	6,248	5,763,780
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	1,485	1,436,737
NRG Energy, Inc., 7.25%, 5/15/26	5,095	5,451,650
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	1,410	1,360,650
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	2,125	2,008,125
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	3,995	4,269,656
Vistra Energy Corp., 7.375%, 11/1/22	3,085	3,223,825
Vistra Energy Corp., 7.625%, 11/1/24	2,185	2,352,262

Security	Principal Amount* (000’s omitted)	Value
Vistra Energy Corp., 8.00%, 1/15/25(1)	1,785	$1,947,881
Vistra Energy Corp., 8.034%, 2/2/24	615	648,825
Vistra Energy Corp., 8.125%, 1/30/26(1)	3,735	4,118,958

		$44,212,523

Total Corporate Bonds & Notes (identified cost $1,298,822,315)		$1,306,202,455

Senior Floating-Rate Loans — 5.4%(7)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.4%
Navistar International Corp., Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$5,890	$5,929,053

		$5,929,053

Capital Goods — 0.1%
Cortes NP Acquisition Corporation, Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing 11/30/23	$2,106	$2,096,821

		$2,096,821

Energy — 0.5%
Chesapeake Energy Corp., Term Loan, 9.58%, (1 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$7,065	$7,407,214
Drillship Hydra Owners, Inc., Term Loan, 8.00%, Maturing 9/20/24(8)	681	715,009

		$8,122,223

Gaming — 0.1%
Lago Resort & Casino, LLC, Term Loan, 11.83%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	$1,037	$1,006,048

		$1,006,048

Health Care — 0.2%
Press Ganey Holdings, Inc., Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing 10/23/23	$1,090	$1,091,100
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	1,753	1,778,014

		$2,869,114

Insurance — 0.1%
Hub International Ltd., Term Loan, 5.33%, (USD LIBOR + 3.00%), Maturing 4/25/25(9)	$1,210	$1,210,555

		$1,210,555

Metals/Mining — 0.5%
GrafTech Finance, Inc., Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	$7,035	$7,043,794

		$7,043,794

Publishing/Printing — 0.1%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 6.08%, (1 mo. USD LIBOR + 4.00%), Maturing 5/4/22	$1,980	$1,953,587

		$1,953,587

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Services — 0.6%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing 7/25/22	$5,475	$4,815,262
Applied Systems, Inc., Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing 9/19/24	2,759	2,773,520
Direct ChassisLink, Inc., Term Loan - Second Lien, 8.08%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	2,145	2,163,769

		$9,752,551

Steel — 0.2%
Big River Steel, LLC, Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$2,690	$2,726,658

		$2,726,658

Technology — 1.4%
EIG Investors Corp., Term Loan, 6.07%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	$8,696	$8,731,750
Riverbed Technology, Inc., Term Loan, 5.33%, (1 mo. USD LIBOR + 3.25%), Maturing 4/24/22	825	821,818
Solera, LLC, Term Loan, 4.83%, (1 mo. USD LIBOR + 2.75%), Maturing 3/3/23	3,477	3,484,257
SS&C Technologies, Inc., Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing 4/16/25	2,267	2,278,372
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.58%, (1 mo. USD LIBOR + 2.50%), Maturing 4/16/25	868	872,477
Veritas Bermuda, Ltd., Term Loan, 6.64%, (USD LIBOR + 4.50%), Maturing 1/27/23(9)	4,612	4,277,816

		$20,466,490

Telecommunications — 1.1%
Asurion, LLC, Term Loan - Second Lien, 8.58%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$15,010	$15,260,172
Intelsat Jackson Holdings S.A., Term Loan, 6.63%, Maturing 1/2/24(8)	1,640	1,712,980

		$16,973,152

Transportation Ex Air/Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21(8)	$400	$400,667
CEVA Intercompany B.V., Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing 3/19/21	187	187,807
CEVA Logistics Canada, ULC, Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing 3/19/21	96	95,984
CEVA Logistics US Holdings, Inc., Term Loan, 7.58%, (1 mo. USD LIBOR + 5.50%), Maturing 3/19/21	767	767,869

		$1,452,327

Total Senior Floating-Rate Loans (identified cost $81,732,060)		$81,602,373

Convertible Bonds — 1.6%

Security	Principal Amount (000’s omitted)	Value
Gaming — 0.2%
Caesars Entertainment Corp., 5.00%, 10/1/24	$1,413	$2,541,259

		$2,541,259

Security	Principal Amount (000’s omitted)	Value
Utilities — 1.4%
NextEra Energy Partners, L.P., 1.50%, 9/15/20(1)	$3,105	$3,178,734
NRG Yield, Inc., 3.25%, 6/1/20(1)	7,880	7,854,012
NRG Yield, Inc., 3.50%, 2/1/19(1)	4,450	4,450,000
Pattern Energy Group, Inc., 4.00%, 7/15/20	6,755	6,711,093

		$22,193,839

Total Convertible Bonds (identified cost $24,456,044)		$24,735,098

Common Stocks — 1.9%

Security	Shares	Value
Consumer Products — 0.2%
HF Holdings, Inc.(10)(11)(12)	13,600	$214,064
Spectrum Brands Holdings, Inc.	25,000	2,184,250

		$2,398,314

Energy — 0.4%
Ascent CNR Corp., Class A(10)(11)(12)	6,273,462	$2,007,508
Holly Energy Partners, L.P.	90,000	2,788,200
Nine Point Energy Holdings, Inc.(10)(11)(12)	31,737	35,228
Seven Generations Energy, Ltd., Class A(12)	165,561	1,891,253

		$6,722,189

Gaming — 0.4%
Caesars Entertainment Corp.(12)	327,989	$3,706,276
Melco Resorts & Entertainment, Ltd. ADR	75,000	1,939,500
New Cotai Participation Corp., Class B(10)(11)(12)	7	38,185

		$5,683,961

Health Care — 0.3%
Bausch Health Cos., Inc.(12)	90,000	$1,956,600
Centene Corp.(12)	20,000	2,606,600
Surgery Partners, Inc.(12)	40,000	604,000

		$5,167,200

Metals/Mining — 0.2%
Constellium N.V., Class A(12)	275,000	$3,602,500

		$3,602,500

Technology — 0.4%
CommScope Holding Co., Inc.(12)	135,000	$4,334,850
Worldpay, Inc., Class A(12)	24,000	1,972,560

		$6,307,410

Total Common Stocks (identified cost $31,696,959)		$29,881,574

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Nine Point Energy Holdings, Inc., Series A, 12.00%(5)(10)(11)(12)	591	$867,570

Total Convertible Preferred Stocks (identified cost $591,000)		$867,570

Miscellaneous — 1.2%

Security	Principal Amount/ Shares	Value
Energy — 0.0%
ACC Claims Holdings, LLC(10)(12)	8,415,190	$0

		$0

Gaming — 1.2%
PGP Investors, LLC, Membership Interests(10)(11)(12)	30,326	$17,861,725

		$17,861,725

Technology — 0.0%
Avaya, Inc., Escrow Certificates(10)(12)	$695,000	$0

		$0

Total Miscellaneous (identified cost $11,105,196)		$17,861,725

Short-Term Investments — 2.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(13)	41,710,850	$41,710,850

Total Short-Term Investments (identified cost $41,710,850)		$41,710,850

Total Investments — 98.8% (identified cost $1,490,114,424)		$1,502,861,645

Other Assets, Less Liabilities — 1.2%		$17,505,090

Net Assets — 100.0%		$1,520,366,735

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $812,726,810 or 53.5% of the Portfolio’s net assets.

(2)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $9,400,988 or 0.6% of the Portfolio’s net assets.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)	When-issued security.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(8)	Fixed-rate loan.

(9)

The stated interest rate represents the weighted average interest rate at July 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(11)	Restricted security.

(12)	Non-income producing security.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $443,939.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,908,762	CAD	2,490,037	State Street Bank and Trust Company	10/31/18	$—	$(8,472)
USD	33,131,930	EUR	28,246,308	State Street Bank and Trust Company	10/31/18	—	(122,871)
USD	6,846,804	GBP	5,199,381	State Street Bank and Trust Company	10/31/18	—	(4,205)

						$—	$(135,548)

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

Restricted Securities

At July 31, 2018, the Portfolio owned the following securities (representing 1.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$2,007,508
HF Holdings, Inc.	10/27/09	13,600	730,450	214,064
New Cotai Participation Corp., Class B	4/12/13	7	216,125	38,185
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	31,737	1,460,655	35,228

Total Common Stocks			$2,407,230	$2,294,985

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	591	$591,000	$867,570

Total Convertible Preferred Stocks			$591,000	$867,570

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	30,326	$11,105,196	$17,861,725

Total Miscellaneous			$11,105,196	$17,861,725

Total Restricted Securities			$14,103,426	$21,024,280

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $135,548.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$1,306,202,455	$—	$1,306,202,455
Senior Floating-Rate Loans	—	81,602,373	—	81,602,373
Convertible Bonds	—	24,735,098	—	24,735,098
Common Stocks	27,586,589	—	2,294,985	29,881,574
Convertible Preferred Stocks	—	—	867,570	867,570
Miscellaneous	—	—	17,861,725	17,861,725
Short-Term Investments	—	41,710,850	—	41,710,850
Total Investments	$27,586,589	$1,454,250,776	$21,024,280	$1,502,861,645

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(135,548)	$—	$(135,548)
Total	$—	$(135,548)	$—	$(135,548)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018